Nature of Business (Details Textual)	Sep. 30, 2013 branch	Sep. 30, 2012 branch	Sep. 30, 2011 branch
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of branches in which entity operates	537	536	586